COMMITMENTS - Commitment Letter (Details) - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Commitments And Contingencies [Line Items]
Securities held in Trust Account	$ 517,500,000	$ 517,500,000
Commitment Letter
Commitments And Contingencies [Line Items]
Percentage of potential backstop for future redemptions	100.00%
Term Loan | Commitment Letter
Commitments And Contingencies [Line Items]
Loan amount	$ 218,000,000
Term Loan | Orchid Finco LLC | Commitment Letter
Commitments And Contingencies [Line Items]
Loan facility amount	$ 400,000,000
Term of loan	7 years
Percentage of original principal , amortization	1.00%
Revolving Facility | Orchid Finco LLC | Commitment Letter
Commitments And Contingencies [Line Items]
Loan facility amount	$ 50,000,000
Term of loan	5 years
Cannae Holdings Inc | Commitment Letter
Commitments And Contingencies [Line Items]
Subscription amount	$ 200,000,000